Segment reporting - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	$ 2,231,000	$ 1,835,000	[1]	$ 1,555,000	[1]
Provision for remote gaming duty	17,000	0		0
Gaming tax and legal provisions
Disclosure of operating segments [line items]
Onerous contracts provision	26,000
Provision for remote gaming duty	5,000
North America
Disclosure of operating segments [line items]
Revenue	742,000	652,000		588,000
CANADA | North America
Disclosure of operating segments [line items]
Revenue	698,100	614,400		556,300
SOUTH AFRICA
Disclosure of operating segments [line items]
Revenue	708,200	587,800		$ 346,100
UNITED KINGDOM
Disclosure of operating segments [line items]
Revenue	$ 328,000	$ 198,000

[1]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.